Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended
	May 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	May 17, 2023
Segment Reporting Information [Line Items]
Net income			$ 28,221	$ 871,987
Income taxes			1,538	282
Income before income taxes			29,759	872,269
Depreciation and amortization			37,500	39,280
Impairment of long-lived assets		$ 76,200	5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)			11,362	(516,668)
Realized and unrealized mark-to-market losses/(gains) on investment in listed equity securities (note 8)			62,308	(346,497)
Other non-operating income, net			(9,823)	(11,267)
Interest income			(34,827)	(4,013)
Interest expense			1,107	15,589
Gains on derivative instruments, net			(9,315)	(73,330)
Other financial items, net			1,057	3,243
Net losses/(income) from equity method investments (note 16)			1,279	(12,996)
Net (income)/loss from discontinued operations (note 11)			(293)	79,111
Adjusted EBITDA			241,522	275,572
Gandria
Segment Reporting Information [Line Items]
Impairment of long-lived assets	$ 5,000
Gandria
Segment Reporting Information [Line Items]
Consideration received	15,200
Deposit received from sales of long-lived assets	2,300
Held for Sale | Gandria
Segment Reporting Information [Line Items]
Consideration received					$ 15,200
Deposit received from sales of long-lived assets	$ 2,300
Oil and gas derivative
Segment Reporting Information [Line Items]
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)			$ 157,749	$ (361,972)